Other Non-Current Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Non-Current Assets
Note 21: Other
Non-Current
Assets

	December 31,

	2019	2018
Net defined benefit plan surpluses (see note 27)	85	7
Cash surrender value of life insurance policies	320	300
Deferred commissions	82	82
Other financial assets (see note 20)	74	53
Other non-current assets	50	57
Total other non-current assets	611	499